Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table Total for PEO (1) (3)	Compensation Actually Paid to PEO (1) (2) (5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (2)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1) (2) (6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (7)	Net Income (Loss) (8)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	$2,520,314	$2,154,023	$1,109,506	$952,501	$23.21	$(47,678,000)
2022	$1,472,198	$(188,099)	$770,916	$266,160	$20.09	$(36,407,000)
2021	$1,914,402	$(2,082,129)	$900,633	$(133,040)	$43.97	$(25,650,000)

Named Executive Officers, Footnote	For each of the three years presented in the above table, Gerard Michel was our Principal Executive Officer (“PEO”). Our Non-PEO Named Executive Officers (“Non-PEO NEOs”) were John Purpura, M.S. and Johnny John in 2021 and 2022 and John Purpura, M.S. and Kevin Muir in 2023.
PEO Total Compensation Amount	$ 2,520,314	$ 1,472,198	$ 1,914,402
PEO Actually Paid Compensation Amount	$ 2,154,023	(188,099)	(2,082,129)
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”) to our PEO has been computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not reflect the actual amount of compensation earned by or paid to our PEO during 2023. The dollar amounts reported in column (c) for 2023 represent total compensation as reflected in the above Summary Compensation Table for 2023, adjusted as follows:

PEO
2023
Summary Compensation Table Totals for PEO	$2,520,314
Additions (Subtractions) for Equity Awards
Fair Value at Year-End of Outstanding and Unvested Equity Awards Granted in the Covered Year	(1,792,348)
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	846,622
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	7,167
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	326,952
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	245,316
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid to PEO	$2,154,023

Non-PEO NEO Average Total Compensation Amount	$ 1,109,506	770,916	900,633
Non-PEO NEO Average Compensation Actually Paid Amount	$ 952,501	266,160	(133,040)
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the Compensation Actually Paid, using the same methodology described above in Note 5:

Other non-PEO NEOs (Average)
2023
Summary Compensation Table Totals for Non-PEO NEOs	$1,109,506
Additions (Subtractions) for Equity Awards
Average Fair Value at Year-End of Outstanding and Unvested Equity Awards Granted in the Covered Year	(642,702)
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	304,334
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	2,594
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	118,207
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	60,562
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid to non-PEO NEOs	$952,501

Compensation Actually Paid vs. Total Shareholder Return
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
	Because the Company did not commercially launch the HEPZATO KIT during 2023 and the Company incurred expenses related to completing the FOCUS clinical trial and preparing for commercialization, we have incurred net losses during the periods presented. Consequently, we have not looked to our net loss as a performance measure for our executive compensation program. Moreover, with no revenue in the United States, we do not believe there is any meaningful relationship between our net loss and Compensation Actually Paid to our NEOs during the periods presented. For 2021, 2022 and 2023, our net loss and the Compensation Actually Paid for both our PEO and non-PEO NEOs increased during each such annual fiscal period.
Total Shareholder Return Amount	$ 23.21	20.09	43.97
Net Income (Loss)	$ (47,678,000)	$ (36,407,000)	$ (25,650,000)
PEO Name	Gerard Michel
Additional 402(v) Disclosure	We are a smaller reporting company pursuant to Rule 405 of the Securities Act and as such, we are only required to include information for the past three fiscal years in the table. The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table above and in the Summary Compensation Table as disclosed in our proxy statement filed with the Commission on May 1, 2023.
(4)The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table above and in the Summary Compensation Table as disclosed in our proxy statement filed with the Commission on May 1, 2023.
	Cumulative Total Shareholder Return (“TSR”) represents the return on a fixed investment of $100 in our Common Stock for the period beginning on the last trading day of 2020 through the last trading day of the applicable fiscal year.The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for 2023.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,792,348)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	846,622
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,167
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,952
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,316
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(642,702)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,334
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,594
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,207
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,562
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0